Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Ebp Risk And Uncertainty [Line Items]
Risk And Uncertainties
Note 4
– Risks and Uncertainties
There is
a high concentration
of the Company's stock owned by the Plan.
As of
December 31, 2025
and 2024,
approximately 57 % and 68
% of
the Plan's
assets were invested
in the
Company's
common
stock,
respectively.
The Plan invests in various investment
securities
that are exposed to
various risks
such as interest
rate, market
and
credit risks.
Due to the level of
risk associated
with certain investment
securities, it
is at least
reasonably possible
that changes in
the values
of investment
securities
will
occur in
the near
term and
that such
changes
could materially
affect
the participants'
account
balances
and
the amounts
reported
in the
financial
statements.